Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party | KOAS
Related Party Transaction
Margin rate on administration cost	5.00%
Related Party | Equipment purchased | Bodil Knutsen ballast water treatment system installed
Related Party Transaction
Amount of parts purchased	$ 580	$ 1,150
KNOT Shuttle Tankers AS
Related Party Transaction
Percentage of voyage commission earned	1.25%	1.25%
TSSI
Related Party Transaction
Percentage ownership in joint venture	50.00%
TSSI | KNOT
Related Party Transaction
Percentage ownership in joint venture	50.00%
NYK | KNOT
Related Party Transaction
Percentage ownership in joint venture	50.00%
KNOT | KNOT Management Denmark AS
Related Party Transaction
Ownership percentage acquired	100.00%
KNOT | KNOT Management
Related Party Transaction
Ownership percentage acquired	100.00%